INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2023	Highland Global Allocation Fund

Shares		Value ($)
U.S. Equity — 47.9%
Communication Services — 23.3%
169,531	MidWave Wireless, Inc. (fka Terrestar Corp.) (a)(b)(c)(d)(e)	58,861,163
189,945	Telesat (e)(f)	1,981,127

		60,842,290

Healthcare — 0.3%
232,800	Heron Therapeutics, Inc. (e)(f)	395,760
17,200	Patterson (f)	489,340

		885,100

Materials — 1.4%
730,484	MPM Holdings, Inc. (a)(b)(d)(e)	3,652,420

		3,652,420

Real Estate — 22.9%
56,000	Alexandria Real Estate Equities, REIT (f)	7,099,120
8,055	City Office, REIT (f)	49,216
1,147,062	GAF REIT (a)(b)(c)(e)	12,871,817
563,569	NexPoint Diversified Real Estate Trust, REIT (c)(f)	4,480,374
901,385	NexPoint Real Estate Finance, REIT (c)(f)	14,196,819
175,885	NexPoint Residential Trust, Inc., REIT (c)(f)	6,055,721
417,500	Seritage Growth Properties (e)(f)	3,903,625
280,000	United Development Funding IV, REIT, (a)(b)	196,980
875,255	Whitestone, REIT, Class B (f)	10,756,884

		59,610,556

	Total U.S. Equity (Cost $123,687,885)	124,990,366

Principal Amount ($)
U.S. Senior Loans (g) — 13.8%
Communication Services — 8.8%
23,069,011	MidWave Wireless, Inc. (fka Terrestar Corp.) Term Loan A, 1st Lien, cash/0% PIK 02/27/28 (a)(b)(c)	22,983,655

Real Estate — 5.0%
5,000,000	NexPoint SFR Operating Partnership L.P., 05/24/27 (a)(b)(c)	4,957,500
8,500,000	NHT Operating Partnership LLC Convertible Promissory Note, 02/22/27 (a)(b)(c)	8,168,500

		13,126,000

	Total U.S. Senior Loans (Cost $36,560,329)	36,109,655

Principal Amount ($)		Value ($)
U.S. LLC Interest — 8.9%
Real Estate — 8.9%
349	GAF REIT Sub II, LLC (a)(b)(c)(e)	8,632,254
156,528	GAF REIT Sub III, LLC (a)(b)(c)(e)	11,153,740
3,789,008	SFR WLIF III, LLC (a)(b)(c)	3,517,439

	Total U.S. LLC Interest (Cost $24,175,570)	23,303,433

Units
U.S. Warrants — 7.9%
Energy — 7.9%
28,562	Quarternorth Energy Holding, Inc., Expires (e)	3,865,395
127,592	Quarternorth Energy Holding, Inc. Tranche 1, Expires 08/27/2029(e)	2,977,168
245,732	Quarternorth Energy Holding, Inc. Tranche 2, Expires 08/27/2029(e)	2,948,784
79,147	Quarternorth Energy Holding, Inc. Tranche 3, Expires 08/27/2029(e)	10,711,241

	Total U.S. Warrants (Cost $12,952,253)	20,502,588

Shares
Non-U.S. Equity — 7.6%
Communication Services — 0.0%
77,866	Grupo Clarin, Class B (e)(h)	69,214

Consumer Discretionary — 1.8%
3,000	MercadoLibre, Inc. (e)(f)(h)	4,714,620
718	Toys ‘R’ Us (a)(b)(e)(h)	7,113

		4,721,733

Energy — 2.2%
65,800	Targa Resources (f)(h)	5,716,046
121	Transocean (e)(f)(h)	768

		5,716,814

Financials — 0.1%
24,300	Grupo Supervielle ADR (e)(f)(h)	98,658
3,995	StoneCo, Class A (e)(f)(h)	72,030

		170,688

Healthcare — 0.0%
10,445	HLS Therapeutics Inc. (h)	32,014

Industrials — 0.5%
60,593	GL Events (h)	1,313,252

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2023	Highland Global Allocation Fund

Shares		Value ($)
Non-U.S. Equity (continued)
Utilities — 3.0%
202,250	Central Puerto ADR (f)(h)	1,840,475
67,700	Pampa Energia ADR (e)(f)(h)	3,352,504
66,500	Vistra Corp. (f)(h)	2,561,580

		7,754,559

	Total Non-U.S. Equity (Cost $14,986,511)	19,778,274

U.S. Master Limited Partnerships — 7.5%
Energy — 7.5%
1,127,440	Energy Transfer L.P. (f)	15,558,672
139,050	Western Midstream Partners L.P. (f)	4,068,603

	Total U.S. Master Limited Partnerships (Cost $21,741,958)	19,627,275

Principal Amount ($)
U.S. Asset-Backed Securities — 4.5%
250,000	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class D 3.00%, 6/17/2050	172,824
5,889,595	FREMF Mortgage Trust, Series 2021-KF103, Class CS SOFR30A + 6.250%, 11.58%, 1/25/2031	5,826,098
5,746,955	FREMF Mortgage Trust, Series 2018-KF44, Class C SOFR30A + 8.614%, 13.95%, 2/25/2025	5,743,722

	Total U.S. Asset-Backed Securities (Cost $11,864,478)	11,742,644

Shares
U.S. Preferred Stock — 4.2%
Financials — 1.5%
104,500	First Horizon (f)(i)	2,487,300
89,000	Western Alliance Bancorp (f)(i)	1,535,250

		4,022,550

Healthcare — 1.3%
202,684	Apnimed, Series C-1 (a)(b)(e)(i)	2,201,148
108,098	Apnimed, Series C-3 (a)(b)(e)(i)	1,245,289

		3,446,437

Shares		Value ($)
U.S. Preferred Stock (continued)
Real Estate — 1.4%
239,774	Braemar Hotels & Resorts, Inc. (e)(f)(i)	3,342,450
13,831	NexPoint Diversified Real Estate Trust, REIT (c)(f)(i)	208,848

		3,551,298

	Total U.S. Preferred Stock (Cost $9,711,320)	11,020,285

Units
U.S. Rights — 4.2%
Healthcare — 0.1%
2,156,000	Paratek Pharmaceuticals (e)	172,480

Utilities — 4.1%
7,905,143	Texas Competitive Electric Holdings Co., LLC (e)	10,723,327

	Total U.S. Rights (Cost $22,029,102)	10,895,807

Principal Amount ($)
Non-U.S. Sovereign Bonds — 3.8%
90,699	Argentine Republic Government International Bond 1.00%, 7/9/2029 (h)	36,461
29,000,000	3.50%, 7/9/2041(h)(j)	9,966,138

	Total Non-U.S. Sovereign Bonds (Cost $16,789,729)	10,002,599

Shares
Non-U.S. Master Limited Partnership — 0.8%
Energy — 0.8%
78,631	Enterprise Products Partners L.P. (f)(h)	2,071,927

	Total Non-U.S. Master Limited Partnership (Cost $2,151,846)	2,071,927

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2023	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
U.S. Corporate Bonds & Notes — 0.2%
Communication Services — 0.2%
320,615	iHeartCommunications, Inc. 6.38%, 05/01/26 (f)	273,688
584,493	8.38%, 05/01/27 (f)	379,921

	Total U.S. Corporate Bonds & Notes (Cost $1,411,352)	653,609

Units
Non-U.S. Warrants — 0.0%
Communication Services — 0.0%
1,109	iHeartCommunications, Inc., Expires 05/01/2039(e)(h)	2,495

		2,495

Industrials — 0.0%
1,260,362	American Airlines Group, Inc., Expires (a)(b)(e)(h)	—

		—

	Total Non-U.S. Warrants (Cost $23,084)	2,495

Shares
U.S. Exchange Traded Fund — 1.7%
206,850	Teucrium Corn Fund (f)	4,461,755

	Total U.S. Exchange Traded Fund (Cost $6,010,612)	4,461,755

Non-U.S. Registered Investment Company — 1.4%
10,000	BB Votorantim Highland Infrastructure, LLC (a)(b)(c)	3,539,827

	Total Non-U.S. Registered Investment Company (Cost $4,571,783)	3,539,827

Shares		Value ($)
U.S. Registered Investment Companies — 5.7%
334,005	Highland Opportunities and Income Fund (c)(f)	2,568,498
724,799	NexPoint Event Driven Fund, Class Z (c)	11,161,901
58,598	NexPoint Merger Arbitrage Fund, Class Z (c)	1,147,932

	Total U.S. Registered Investment Companies (Cost $15,779,929)	14,878,331

Principal Amount ($)
U.S. Repurchase Agreement — 0.0%
14	RBC Dominion Securities, Inc. 5.340%, dated 12/29/2023 to be repurchased on 01/02/2024, repurchase price $14 (collateralized by U.S. Government obligations, ranging in par value $0 - $4, 0.000% - 7.500%, 01/15/2024 - 12/1/2053; with total market value $14)(k)(l)	14

	Total U.S. Repurchase Agreement (Cost $14)	14

Shares
U.S. Cash Equivalent — 0.3%
Money Market Fund(m) — 0.3%
875,826	Dreyfus Treasury Obligations Cash Management, Institutional Class 5.250%	875,826

	Total U.S. Cash Equivalent (Cost $875,826)	875,826

Total Investments - 120.4%		314,456,710

(Cost $325,323,581)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2023	Highland Global Allocation Fund

Shares		Value ($)
Securities Sold Short — (2.2)%
U.S. Equity — (2.2)%
Communication Services — (1.8)%
(9,952)	Netflix, Inc. (n)	(4,845,430)

Consumer Staples — (0.4)%
(4,000)	WD-40 Co.	(956,280)

	Total U.S. Equity (Proceeds $ 1,665,944)	(5,801,710)

	Total Securities Sold Short- (2.2)% (Proceeds $ 1,665,944)	(5,801,710)

Other Assets & Liabilities, Net - (18.2)%(o)		(47,666,545)

Net Assets - 100.0%		260,988,455

(a)

Securities with a total aggregate value of $141,988,845, or 54.4% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(b)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $141,988,845, or 54.4% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2023. Please see Notes to Investment Portfolio.

(c)	Affiliated issuer. Assets with a total aggregate fair value of $174,505,988, or 66.9% of net assets, were affiliated with the Fund as of December 31, 2023.
(d)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
MidWave Wireless, Inc. (fka Terrestar Corp.)	Common Stock	11/14/2014	$48,015,561	$58,861,163	22.6%
MPM Holdings, Inc.	Common Stock	5/15/2019	$—	$3,652,420	1.4%

(e)	Non-income producing security.
(f)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $92,394,411.
(g)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the Secured Overnight Financing Rate (“SOFR”) or (iii) the Certificate of Deposit rate. As of December 31, 2023, the SOFR 1 Month and SOFR 3 Month rates were 5.35% and 5.33%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2023	Highland Global Allocation Fund

(h)

As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

(i)	Perpetual security with no stated maturity date.
(j)	Step Coupon Security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	Tri-Party Repurchase Agreement.
(l)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2023 was $14.
(m)	Rate reported is 7 day effective yield.
(n)	No dividend payable on security sold short.
(o)	As of December 31, 2023, $964,435 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of December 31, 2023	Highland Global Allocation Fund

Reverse Repurchase Agreement outstanding as of December 31, 2023 was as follows:

Counterparty	Collateral Pledged	Interest Rate %	Trade Date	Repurchase Amount	Principal Amount	Value
Mizuho Securities	FREMF Mortgage Trust, Series 2018-KF44, Class C, 01/12/2024	7.16	12/14/2023	$(3,755,000)	$(3,755,000)	$(3,755,000)

Total Reverse Repurchase Agreement					$(3,755,000)	$(3,755,000)

GLOSSARY: (abbreviations that may be used in the preceding statements)

Other Abbreviations:

ADR	American Depositary Receipt
LLC	Limited Liability Company
L.P.	Limited Partnership
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2023	Highland Global Allocation Fund

Organization

NexPoint Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company. It comprises two portfolios (collectively the “Funds”) that are currently being offered. This report covers information for the period ended December 31, 2023 for Highland Global Allocation Fund (the “Fund”). NexPoint Climate Tech Fund is reported separately.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated NexPoint as the Fund’s valuation designee to perform the fair valuation determination for securities and other assets held by the Fund. NexPoint acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations. The Fund’s investments are recorded at fair value. In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (“NYSE”), National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies established by NexPoint and approved by the Fund’s Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV) will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of December 31, 2023	Highland Global Allocation Fund

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Valuation Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Valuation Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Fund’s loans, bonds and asset backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior loans, bonds and asset backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, exchange traded funds, rights and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of December 31, 2023	Highland Global Allocation Fund

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of the Fund as of December 31, 2023:

Issuer	Shares/ Principal Amount ($) September 30, 2023	Beginning Value as of September 30, 2023 $	Purchases at Cost $	Proceeds from Sales $	Distribution to Return of Capital $	Net Amortization (Accretion) of Premium/ (Discount) $	Net Realized Gain (Loss) on Sales of Affiliated Issuers $	Change in Unrealized Appreciation (Depreciation) $	Ending Value as of December 31, 2023 $	Shares/ Principal Amount ($) December 31, 2023	Affiliated Income $	Cap Gain Distributions $
Majority Owned, Not Consolidated
None
Other Affiliates
MidWave Wireless, Inc. (fka Terrestar Corp.) (U.S. Equity)	169,531	59,727,467	—	—	—	—	—	(866,304)	58,861,163	169,531	—	—
GAF REIT (U.S. Equity)	1,147,062	12,786,700	—	—	—	—	—	85,117	12,871,817	1,147,062	—	—
NexPoint Diversified Real Estate Trust (U.S. Equity)	556,218	4,844,659	57,829	—	—	—	—	(422,114)	4,480,374	563,569	83,433	—
NexPoint Real Estate Finance (U.S. Equity)	901,385	14,746,664	—	—	—	—	—	(549,845)	14,196,819	901,385	617,449	—
NexPoint Residential Trust, Inc. (U.S. Equity)	175,885	5,659,979	—	—	(54,320)	—	—	450,062	6,055,721	175,885	27,013	—
MidWave Wireless, Inc. (fka Terrestar Corp.) (U.S. Senior Loan)	22,383,167	22,289,158	685,843	—	—	393	—	8,261	22,983,655	23,069,011	700,926	—
NexPoint SFR Operating Partnership, LP (U.S. Senior Loan)	5,000,000	4,957,500	—	—	—	—	—	—	4,957,500	5,000,000	93,750	—
NHT Operating Partnership LLC Secured Promissory Note (U.S. Senior Loan)	8,500,000	8,168,500	—	—	—	—	—	—	8,168,500	8,500,000	116,875	—
GAF REIT Sub II, LLC (U.S. LLC Interest)	349	8,561,604	—	—	—	—	—	70,650	8,632,254	349	—	—
GAF REIT Sub III, LLC (U.S. LLC Interest)	156,528	11,047,064	—	—	—	—	—	106,676	11,153,740	156,528	—	—
SFR WLIF III, LLC (U.S. LLC Interest)	3,789,008	3,517,435	—	—	—	—	—	4	3,517,439	3,789,008	149,435	—
NexPoint Diversified Real Estate Trust (U.S. Preferred Stock)	13,831	198,613	—	—	—	—	—	10,235	208,848	13,831	4,754	—

BB Votorantim Highland Infrastructure LLC (Non-U.S. Registered Investment Company)	10,000	3,607,189	—	—	—	—	—	(67,362)	3,539,827	10,000	—	—
Highland Opportunities and Income Fund (U.S. Registered Investment Company)	334,005	2,685,400	—	—	—	—	—	(116,902)	2,568,498	334,005	77,155	—
NexPoint Event Driven Fund (U.S. Registered Investment Company)	706,236	11,130,287	285,674	—	—	—	—	(254,060)	11,161,901	724,799	285,674	—
NexPoint Merger Arbitrage Fund (U.S. Registered Investment Company)	57,856	1,133,394	14,545	—	—	—	—	(7)	1,147,932	58,598	28,818	—
Other Controlled
None

Total	43,901,061	175,061,613	1,043,891	—	(54,320)	393	—	(1,545,589)	174,505,988	44,613,561	2,185,282	—